UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  January 31, 2015

Item 1. Report to Stockholders.

Retail Class Shares  (AKREX)
Institutional Class Shares  (AKRIX)

SEMI-ANNUAL REPORT
January 31, 2015

Table of Contents

Shareholder Letter	2
Sector Allocation	6
Expense Example	6
Schedule of Investments	9
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Approval of Investment Advisory Agreement	28
Additional Information	31
Privacy Notice	32

Semi - Annual Letter to Shareholders	March 2015

Dear Fellow Shareholders:

The period ending January 31, 2015, marks the sixth Semi-Annual Report for the Akre Focus Fund and the sixth positive year in a row for the S&P 500.  This has proven to be a very fruitful period to be actively invested in what we consider to be the extraordinary businesses that we own.  For the five years ending January 31, 2015, the Akre Focus Fund Retail and Institutional shares annualized returns were 18.18% and 18.47%, respectively.  During this same time period, our shareholders’ annualized returns have outperformed the S&P 500, which produced an annualized return of 15.60% with dividends reinvested.  In our opinion, this excess return is attributable to our long-standing investment approach of acquiring shares in businesses that we believe are extraordinary with great management who can reinvest their free cash flow in a manner that has continued to earn above-average rates.

We thank you for your continued support.

Akre Focus Fund Total Annualized Returns as of January 31, 2015
				Since Inception
	1 Year	3 Year	5 Year	(8/31/09)
Akre Focus Fund –
Retail (AKREX)	9.42%	18.67%	18.18%	16.62%
Akre Focus Fund –
Institutional (AKRIX)	9.68%	19.01%	18.47%	16.93%
S&P 500® TR	14.22%	17.47%	15.60%	15.55%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-862-9556. The Fund imposes a 1.00% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee, and if reflected, total returns would be reduced. Per the Prospectus, the Fund’s annual operating expense (gross) for the Retail Class and Institutional Class shares is 1.35% and 1.10%, respectively.

Akre Focus Fund

For the twelve months ending January 31, 2015, the Akre Focus Fund Retail and Institutional share class underperformed the S&P 500.  This was due principally to the fact that sectors in which we had no exposure, Utilities and Healthcare, were the two best performing sectors of the S&P 500.  Conversely, our returns in the past year benefited by our lack of exposure to Energy.

We often say, “we seek to produce above-average returns with below-average risk.” The former is well established by our performance over the last five years ending January 31, 2015. To the latter, we note that during the last five years we have maintained an average cash & equivalents balance of approximately 12%, and as of January 31, 2015, our cash & equivalents balance was 10.6%.  While cash is not meant to hedge our portfolio of investments against short-term volatility, as we typically pay little attention to short-term fluctuations in the market, it nonetheless highlights the fact that we have achieved our above-average results with meaningfully lower market exposure.

The twelve month period beginning on February 1, 2014, saw the market rally following a difficult January where the economy was negatively impacted by severe winter weather.  January 2015 was a repeat of January 2014, as the markets sold off in the new year following a market rally that began in earnest in October 2014.  The U.S. economy contracted slightly in the first quarter of 2014, and it ended the year with some of the strongest growth since the financial crisis. All told, however, the U.S. economy has continued to grow at a modest rate, and market prognosticators and economists have been denied the “break-out” that most of them have predicted for several years running.  Our belief is that the U.S. economy should continue to grow at a moderate rate and we have seen nothing to suggest an imminent change in one direction or another.

Akre Focus Fund

Since our last report to you in the fall of 2014, there has been little movement in our top ten holdings.  Our top position remains American Tower Corp., Colfax has dropped from the number two position to fifth, and Markel has gone from fourth to second position.  The top performer for the twelve months ending January 31, 2015, was American Tower Corp., and the worst performer was Colfax.

Our top ten holdings as of January 31, 2015, were:

Top Ten Holdings as of January 31, 2015 (Unaudited)	Percentage of Net Assets
American Tower Corp.	8.7%
Markel Corp.	8.2%
Moody’s Corp.	7.8%
MasterCard, Inc.	7.7%
Colfax Corp.	6.2%
Dollar Tree, Inc.	6.0%
Roper Industries, Inc.	5.1%
Discovery Communications	4.1%
Visa, Inc.	4.1%
SBA Communications Corp.	3.9%

Our sector allocations have not changed much from what we reported in our 2014 Annual Shareholder Letter.  The Financial sector remains our largest exposure, though it bears repeating that we do not pay attention to sectors as defined by any third-party classification system.  Our sector allocations as of January 31, 2015, were:

Sector Allocation at January 31, 2015 (Unaudited)	Percentage of Net Assets
Financials	31.2%
Consumer Discretionary	22.4%
Industrials	16.9%
Information Technology	15.0%
Cash & Equivalents*	10.6%
Telecommunication Services	3.9%
Total	100.0%

*	Includes asset backed bonds, short-term investments, investments purchased with cash proceeds from securities lending, and other assets in excess of liabilities.

Sincerely,

Chuck, Tom, & John
Akre Capital Management, LLC

Akre Focus Fund

In our continuing desire to communicate with our fellow shareholders, we invite you to a conference call scheduled for April 30, 2015, at 4:00 PM Eastern Time.

On the call we will discuss our outlook, provide some more detail about our investments, and answer questions you may have.  Please submit any questions in advance by email to questions@akrecapital.com by April 28, 2015.  We look forward to our chat on April 30, 2015.

Akre Focus Fund Conference Call Information:

Date:	April 30, 2015
Time:	4:00 PM Eastern Time
Domestic Dial In:	(877) 509-7719
Conference ID:	95062136

Opinions expressed are those of the advisor, Akre Capital Management, LLC, and are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund invests in small- and medium-capitalization companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing.  The summary and statutory prospectuses contain this and other important information about the investment company and they may be obtained by calling (877) 862-9556 or visiting www.akrefund.com.  Read it carefully before investing.

The S&P 500® Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Corporation.  One cannot invest directly in an index.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Free Cash Flow is a measure of financial performance, calculated as operating cash flow minus capital expenditures, and represents the cash that a company is able to generate after spending the money required to maintain or expand its asset base.

The Akre Focus Fund is distributed by Quasar Distributors, LLC.

Akre Focus Fund

SECTOR ALLOCATION at January 31, 2015 (Unaudited)

Sector Allocation	Percent of Net Assets
Financials	31.2%
Consumer Discretionary	22.4%
Industrials	16.9%
Information Technology	15.0%
Cash & Equivalents*	10.6%
Telecommunication Services	3.9%
Total	100.0%

*	Includes asset backed bonds, short-term investments, investments purchased with cash proceeds from securities lending, and other assets in excess of liabilities.

EXPENSE EXAMPLE For the Six Months Ended January 31, 2015 (Unaudited)

As a shareholder of the Akre Focus Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees, distribution and/or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 – January 31, 2015).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that redemption be made by wire transfer, a $15.00 fee is currently charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged an annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, distribution fees, fund accounting fees, custody fees, and transfer agent fees.  However, the example below does not include

Akre Focus Fund

EXPENSE EXAMPLE For the Six Months Ended January 31, 2015 (Unaudited) (Continued)

portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	8/1/2014	1/31/2015	8/1/2014 – 1/31/2015*
Retail Class Actual	$1,000.00	$1,024.10	$6.84

Hypothetical (5% return
before expenses)	$1,000.00	$1,018.45	$6.82

Institutional Class Actual	$1,000.00	$1,025.30	$5.56

Hypothetical (5% return
before expenses)	$1,000.00	$1,019.71	$5.55

*
Expenses are equal to the Fund’s expense ratio for the most recent six-month period of 1.34% for Retail Class shares and 1.09% for Institutional Class shares, multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Akre Focus Fund

(This Page Intentionally Left Blank.)

Akre Focus Fund

SCHEDULE OF INVESTMENTS at January 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS: 80.3%

Capital Markets: 5.2%
145,500	Diamond Hill
	Investment
	Group, Inc.	$18,923,730
1,715,000	LPL Financial
	Holdings, Inc.	70,572,250
2,900,000	TD Ameritrade
	Holding Corp.	93,931,000
		183,426,980
Communications Equipment: 1.8%
2,407,200	Ubiquiti
	Networks, Inc.1	63,297,324

Diversified Financial
Services: 7.8%
3,054,000	Moody’s Corp.1	278,921,820

Hotels, Restaurants
& Leisure: 0.6%
13,391,518	Bwin.Party
	Digital
	Entertainment
	PLC	21,521,794

Industrial Conglomerates: 8.6%
1,500,000	Danaher Corp.	123,570,000
1,180,000	Roper
	Industries, Inc.	182,121,200
		305,691,200
Industrial Services
& Distributions: 0.6%
1,819,370	Diploma PLC	20,730,712

Insurance: 9.1%
200,000	Berkshire
	Hathaway, Inc. -
	Class B*	28,782,000
25,598	Enstar Group
	Ltd.*	3,454,962
426,000	Markel Corp.*	291,111,360
		323,348,322
IT Services: 11.7%
3,317,000	MasterCard,
	Inc.	272,093,510
568,000	Visa, Inc.	144,788,880
		416,882,390
Machinery: 6.2%
4,900,000	Colfax Corp.*,1	222,019,000

Media: 7.8%
5,200,000	Discovery
	Communications,
	Inc.*	144,976,000
5,600,000	Live Nation
	Entertainment,
	Inc.*	133,112,000
		278,088,000
Multiline Retail: 6.0%
3,000,000	Dollar Tree,
	Inc.*,1	213,300,000

Professional Services: 1.5%
800,000	Verisk
	Analytics, Inc. -
	Class A*	51,480,000

Software: 1.5%
100,300	ANSYS, Inc.*	8,091,201
167,086	Constellation
	Software, Inc.	46,296,773
		54,387,974
Specialty Retail: 8.0%
1,700,000	CarMax, Inc.*,1	105,570,000
1,505,003	Monro Muffler
	Brake, Inc.1	85,995,872
500,000	O’Reilly
	Automotive,
	Inc.*,1	93,680,000
		285,245,872

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at January 31, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS: 80.3% (Continued)

Wireless Telecommunication
Services: 3.9%
1,200,000	SBA
	Communications
	Corp.*	$140,040,000

TOTAL COMMON STOCKS
(Cost $2,106,116,575)		2,858,381,388

CONVERTIBLE
PREFERRED STOCKS: 0.4%

Real Estate
Investment Trusts: 0.4%
100,000	American Tower
	Corp.1	10,975,000
20,000	Crown Castle
	International
	Corp.	2,176,400

TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $11,977,581)		13,151,400

REAL ESTATE
INVESTMENT TRUSTS: 8.7%
3,200,000	American
	Tower Corp.1	310,240,000

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $221,847,534)		310,240,000

Principal
Amount
ASSET BACKED BONDS: 6.2%
	Ally Master
	Owner Trust
$9,455,000	1.210%, 6/15/17	9,476,822
	BlueMountain Ltd.
50,000,000	1.753%, 4/15/252,3	49,790,000
	Capital Auto
	Receivables
	Asset Trust
	1.040%,
15,620,000	11/21/16	15,645,992
	Chase Issuance
	Trust
50,000,000	0.790%, 6/15/17	50,070,025
10,000,000	0.590%, 8/15/17	10,006,410
44,500,000	0.417%, 11/15/182	44,524,653
	Discover Card
	Execution Note
	Trust
10,000,000	0.860%, 11/15/17	10,013,550
	MMAF
	Equipment
	Finance, LLC
4,871,613	0.200%, 7/2/153	4,871,652
	Santander Drive
	Auto
	Receivables
	Trust
25,487,614	3.060%, 11/15/17	25,733,658

TOTAL ASSET BACKED BONDS
(Cost $220,276,344)		220,132,762

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at January 31, 2015 (Unaudited) (Continued)

Principal
Amount		Value

SHORT-TERM
INVESTMENTS: 2.1%

Commercial Paper: 2.1%
	Collateralized
	Commercial
	Paper Co., LLC
$25,000,000	0.240%, 4/6/154	$24,991,567
25,000,000	0.270%, 5/6/154	24,986,267
25,000,000	0.300%, 6/4/154	24,979,138

TOTAL SHORT-TERM
INVESTMENTS
(Cost $74,946,084)		74,956,972

Shares
INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM
SECURITIES LENDING: 2.0%
70,102,040	First American
	Prime
	Obligations
	Fund - Class Z,
	0.018%5	70,102,040

TOTAL INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING
(Cost $70,102,040)		70,102,040

TOTAL INVESTMENTS
IN SECURITIES: 99.7%
(Cost $2,705,266,158)		3,546,964,562
Other Assets in
Excess of Liabilities: 0.3%		12,605,157
TOTAL NET ASSETS: 100.0%		$3,559,569,719

*	Non-income producing security.
1	This security or a portion of this security is out on loan as of January 31, 2015. Total loaned securities had a market value of $68,270,568 or 1.9% of net assets.
2	Variable rate security; rate shown is the rate in effect on January 31, 2015.
3
Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities was $54,661,652 or 1.5% of net assets.

4	Coupon represents the yield to maturity.
5	Seven-day yield as of January 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF ASSETS AND LIABILITIES at January 31, 2015 (Unaudited)

ASSETS
Investments in securities, at value (Cost $2,705,266,158)*	$3,546,964,562
Cash	85,123,550
Receivables:
Fund shares sold	11,210,524
Dividends and interest	803,981
Other receivables	76,458
Prepaid expenses	115,419
Total assets	3,644,294,494

LIABILITIES
Payables:
Collateral received for securities loaned	70,102,040
Investment securities purchased	6,587,252
Fund shares redeemed	3,935,875
Distribution fees - Retail Class	564,691
Shareholder servicing fees	386,520
Investment advisory fees	2,742,888
Administration fees	156,167
Fund accounting fees	41,683
Transfer agent fees	155,581
Custody fees	23,504
Chief Compliance Officer fees	1,526
Trustees fees	2,353
Other accrued expenses	24,695
Total liabilities	84,724,775
NET ASSETS	$3,559,569,719

COMPONENTS OF NET ASSETS
Paid-in capital	$2,706,246,677
Accumulated net investment loss	(18,195,234)
Accumulated net realized gain on investments	29,819,872
Net unrealized appreciation on investments	841,698,404
Net assets	$3,559,569,719
* Market value of securities on loan	$68,270,568

Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$2,471,729,983
Shares of beneficial interest issued and outstanding	114,349,344
Net asset value, offering, and redemption price per share	$21.62

Net Asset Value (unlimited shares authorized):
Institutional Class:
Net assets	$1,087,839,736
Shares of beneficial interest issued and outstanding	49,764,428
Net asset value, offering, and redemption price per share	$21.86

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF OPERATIONS For the Six Months Ended January 31, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $57,725 foreign withholding tax)	$10,020,598
Interest	1,203,113
Securities lending	348,633
Total investment income	11,572,344

EXPENSES (Note 3)
Investment advisory fees	15,540,749
Distribution fees - Retail Class	3,058,832
Shareholder servicing fees	1,726,750
Transfer agent fees	564,065
Administration fees	472,814
Fund accounting fees	147,599
Reports to shareholders	114,041
Custody fees	83,172
Registration fees	82,516
Miscellaneous expenses	26,248
Trustee fees	22,289
Audit fees	11,786
Legal fees	4,719
Chief Compliance Officer fees	4,680
Insurance expense	2,147
Interest expense	57
Total expenses	21,862,464
Net investment loss	(10,290,120)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	33,959,069
Change in net unrealized appreciation on investments	52,280,167
Net realized and unrealized gain on investments	86,239,236
Net increase in net assets resulting from operations	$75,949,116

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(10,290,120)	$(14,597,424)
Net realized gain on investments	33,959,069	87,648,658
Change in unrealized appreciation on investments	52,280,167	308,450,182
Net increase in net assets
resulting from operations	75,949,116	381,501,416

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain
Retail Class	(51,921,347)	(38,257,269)
Institutional Class	(21,089,020)	(10,746,591)
Total distributions to shareholders	(73,010,367)	(49,003,860)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net
change in outstanding shares - Retail Class(1)	163,899,386	442,036,886
Net increase in net assets derived from net
change in outstanding shares - Institutional Class(1)	179,119,971	392,479,347
Total increase in net assets
from capital transactions	343,019,357	834,516,233
Total increase in net assets	345,958,106	1,167,013,789

NET ASSETS
Beginning of period/year	3,213,611,613	2,046,597,824
End of period/year	$3,559,569,719	$3,213,611,613
Accumulated net investment loss	$(18,195,234)	$(7,905,114)

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1) Summary of capital share transaction is as follows:
	Six Months Ended
	January 31, 2015		Year Ended
	(Unaudited)		July 31, 2014
Retail Class	Shares	Value	Shares	Value
Shares sold	18,479,567	$408,658,514	41,467,382	$850,239,351
Shares issued in
reinvestment
of distributions	2,277,026	50,003,491	1,852,581	36,996,034
Shares redeemed(2)	(13,360,715)	(294,762,619)	(21,672,833)	(445,198,499)
Net increase	7,395,878	$163,899,386	21,647,130	$442,036,886

(2) Net of redemption fees of $25,270 and $78,616, respectively.
	Six Months Ended
	January 31, 2015		Year Ended
	(Unaudited)		July 31, 2014
Institutional Class	Shares	Value	Shares	Value
Shares sold	10,645,042	$236,692,713	22,984,340	$481,656,507
Shares issued in
reinvestment
of distributions	803,280	17,832,820	452,426	9,107,343
Shares redeemed(3)	(3,378,137)	(75,405,562)	(4,716,010)	(98,284,503)
Net increase	8,070,185	$179,119,971	18,720,756	$392,479,347

(3) Net of redemption fees of $2,318 and $13,616, respectively.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

RETAIL CLASS
	Six Months
	Ended
	January 31,						Period Ended
	2015		Year Ended July 31,				July 31,
	(Unaudited)		2014	2013	2012	2011	2010*
Net asset value, beginning
of period/year	$21.56		$18.87	$14.88	$12.35	$10.49	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment
income (loss)	(0.07	)**	(0.13)**	0.00 #**	0.01 **	0.01 **	(0.08)
Net realized and unrealized
gain on investments	0.60		3.22	4.29	2.53	1.85	0.57
Total from
investment operations	0.53		3.09	4.29	2.54	1.86	0.49

LESS DISTRIBUTIONS
From net
investment income	—		—	(0.05)	(0.01)	—	—
From net realized gain	(0.47)		(0.40)	(0.25)	—	—	—
Total distributions	(0.47)		(0.40)	(0.30)	(0.01)	—	—
Paid-in capital from
redemption fees	0.00	#	0.00 #	0.00 #	0.00 #	0.00 #	0.00	#
Net asset value, end
of period/year	$21.62		$21.56	$18.87	$14.88	$12.35	$10.49
Total return	2.41	%^	16.57%	29.37%	20.61%	17.73%	4.90	%^

SUPPLEMENTAL DATA
Net assets, end of
period/year (millions)	$2,471.7		$2,305.9	$1,609.9	$856.7	$207.2	$137.3
Portfolio turnover rate	6	%^	30%	23%	13%	25%	12	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees
waived/recouped	1.34	%+	1.35%	1.36%	1.40%	1.45%	1.50	%+
After fees
waived/recouped	1.34	%+	1.35%	1.36%	1.40%	1.45%	1.49	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees
waived/recouped	(0.67	)%+	(0.61)%	(0.03)%	0.05%	0.12%	(1.09	)%+
After fees
waived/recouped	(0.67	)%+	(0.61)%	(0.03)%	0.05%	0.12%	(1.08	)%+

*	Fund commenced operations on August 31, 2009.
**	Calculated based on the average number of shares outstanding.
#	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

INSTITUTIONAL CLASS
	Six Months
	Ended
	January 31,						Period Ended
	2015		Year Ended July 31,				July 31,
	(Unaudited)		2014	2013	2012	2011	2010*
Net asset value, beginning
of period/year	$21.77		$19.01	$14.98	$12.41	$10.52	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment
income (loss)	(0.05	)**	(0.07)**	0.04 **	0.05 **	0.05 **	(0.06)
Net realized and unrealized
gain on investments	0.61		3.23	4.33	2.54	1.84	0.58
Total from
investment operations	0.56		3.16	4.37	2.59	1.89	0.52

LESS DISTRIBUTIONS
From net
investment income	—		—	(0.09)	(0.03)	—	—
From net realized gain	(0.47)		(0.40)	(0.25)	—	—	—
Total distributions	(0.47)		(0.40)	(0.34)	(0.03)	—	—
Paid-in capital from
redemption fees	0.00	#	0.00 #	0.00 #	0.01	0.00 #	0.00	#
Net asset value, end
of period/year	$21.86		$21.77	$19.01	$14.98	$12.41	$10.52
Total return	2.53	%^	16.82%	29.73%	21.02%	17.97%	5.20	%^

SUPPLEMENTAL DATA
Net assets, end of
period/year (millions)	$1,087.8		$907.7	$436.7	$255.4	$78.7	$70.6
Portfolio turnover rate	6	%^	30%	23%	13%	25%	12	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees
waived/recouped	1.09	%+	1.10%	1.11%	1.15%	1.20%	1.25	%+
After fees
waived/recouped	1.09	%+	1.10%	1.11%	1.15%	1.20%	1.24	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees
waived/recouped	(0.42	)%+	(0.36)%	0.25%	0.32%	0.46%	(0.84	)%+
After fees
waived/recouped	(0.42	)%+	(0.36)%	0.25%	0.32%	0.46%	(0.83	)%+

*	Fund commenced operations on August 31, 2009.
**	Calculated based on the average number of shares outstanding.
#	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

Akre Focus Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”  The Fund commenced operations on August 31, 2009.

The Fund offers Retail and Institutional Class shares.  Institutional Class shares are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, and corporations.  Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2015 (Unaudited) (Continued)

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2015 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. See the Schedule of Investments for an industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$2,858,381,388	$—	$—	$2,858,381,388
Convertible
Preferred
Stocks	13,151,400	—	—	13,151,400
Real Estate
Investment
Trusts	310,240,000	—	—	310,240,000
Asset Backed
Bonds	—	220,132,762	—	220,132,762
Short-Term
Investments	—	74,956,972	—	74,956,972
Investments
Purchased
With Cash
Proceeds
from Securities
Lending	70,102,040	—	—	70,102,040
Total
Investments
in Securities	$3,251,874,828	$295,089,734	$—	$3,546,964,562

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2015 (Unaudited) (Continued)

The Fund records transfers at the end of each reporting period. There were no transfers into or out of Level 1, 2, or 3 for the six months ended January 31, 2015.
B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At July 31, 2014, the Fund had no post-October losses.  At July 31, 2014, the Fund deferred, on a tax basis, late year losses of $5,521,870.

As of January 31, 2015, the Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.  The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts.  As of January 31, 2015, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2015 (Unaudited) (Continued)

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Fund may purchase call and put options on securities and indices.  As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  As a holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time until the expiration date.  The Fund may enter into closing sale transactions with respect to such options, exercise such options, or permit such options to expire.  If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Fund may write (sell) call or put options on securities and indices.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2015 (Unaudited) (Continued)

Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 30 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

J.
New Accounting Pronouncement.  In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Akre Capital Management, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services,

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2015 (Unaudited) (Continued)

the Advisor is entitled to a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Fund. For the six months ended January 31, 2015, the Fund incurred $15,540,749 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.49% and 1.24% for the Retail Class and Institutional Class shares, respectively, of each Class’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months ended January 31, 2015, the Advisor did not waive any fees or reimburse expenses.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent, and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund.  Fees paid by the Fund for Administration and Chief Compliance Officer services for the six months ended January 31, 2015, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares and a Shareholder Servicing Plan on behalf of both the Retail and Institutional Classes.  The Distribution Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Retail Class shares.  No distribution fees are paid by Institutional Class shares.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. Under the Shareholder Servicing Plan, each Class is authorized to pay the Advisor an annual shareholder servicing fee of up to 0.10% of each Class’s average daily

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2015 (Unaudited) (Continued)

net assets.  The Advisor uses this fee to finance certain activities related to servicing and maintaining shareholder accounts.  For the six months ended January 31, 2015, the distribution fees and shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the securities in its portfolios to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of January 31, 2015, the Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of January 31, 2015, the market value of the securities on loan and payable on collateral due to broker were as follows:

Market Value of	Payable on Collateral
Securities on Loan	Received
$68,270,568	$70,102,040

Offsetting Assets and Liabilities.  The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2015 (Unaudited) (Continued)

transactions governed under a single agreement with a counterparty.  The following is a summary of the arrangements subject to offsetting as of January 31, 2015.

		Gross	Net Amounts
		Amounts	Presented	Gross Amounts Not
		Offset in the	in the	Offset in the Statements
		Statement	Statement	of Assets & Liabilities
		of	of		Collateral
	Gross	Assets &	Assets &	Financial	Pledged	Net
Liabilities	Amounts	Liabilities	Liabilities	Instruments	(Received)	Amount
Collateral
received for
securities
loaned	$70,102,040	$ —	$70,102,040	$70,102,040	$ —	$ —

The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Prime Obligations Fund – Class Z (a money market subject to Rule 2a-7 under the 1940 Act.)  The Schedule of Investments for the Fund includes the particular cash collateral holding as of January 31, 2015.

The fee and interest income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Fund’s Statement of Operations.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2015, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $419,959,370 and $206,730,760, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended January 31, 2015.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2015 (Unaudited) (Continued)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended January 31, 2015 (estimated), and the year ended July 31, 2014, for the Fund was as follows:

	January 31, 2015	July 31, 2014
Distributions paid from:
Ordinary income	$—	$6,465,432
Long-term capital gain	73,010,367	42,538,428
	$73,010,367	$49,003,860

As of July 31, 2014, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments(a)	$2,392,154,359
Gross tax unrealized appreciation	818,704,182
Gross tax unrealized depreciation	(27,462,107)
Net tax unrealized appreciation	791,242,075
Undistributed ordinary income	—
Undistributed long-term capital gain	67,047,332
Total distributable earnings	67,047,332
Other accumulated losses	(7,905,114)
Total accumulated gains	$850,384,293

(a)
Because tax adjustments are calculated annually, the above table reflects the tax adjustments at the Fund’s previous fiscal year-end.  At July 31, 2014, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of wash sales and partnership basis adjustments.

NOTE 7 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  The maximum amount available for the Fund is $100,000,000.  For the six months ended January 31, 2015, the average interest rate on the outstanding principal amount was 3.25%.  During the six months ended January 31, 2015, the Fund had an outstanding average daily loan balance of $3,457.  The maximum amount outstanding during the six months ended January 31, 2015, was $636,000.  Interest expense amounted to $57 for the six months ended January 31, 2015.  At January 31, 2015, the Fund did not have a loan payable balance.

Akre Focus Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 7 and 8, 2014, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Akre Capital Management, LLC (the “Advisor”) for the Akre Focus Fund (the “Fund”) for another annual term. At this meeting and at a prior meeting held on May 12 and 13, 2014, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent, and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience, and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s disaster recovery/business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance, investment outlook, as well as various marketing and compliance topics, including the Advisor’s risk management process. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, and extent of such management services are satisfactory.

2.
The Fund’s historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to appropriate securities benchmarks and its peer funds utilizing Morningstar

Akre Focus Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

classifications. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the Fund outperformed the median and average of its peer group for the one-year period and significantly outperformed the median and average for the three-year period.

The Trustees also considered the Fund’s outperformance (sometimes significant outperformance) compared to its similarly managed accounts for the one-year and three-year periods.  The Board noted that the outperformance was mainly due to differences in portfolio weightings between the Fund and its similarly managed accounts.

The Board also considered the performance of the Fund against broad-based securities market benchmarks.
3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.24% for the Fund’s Institutional  Class shares and 1.49%  for its Retail Class shares  (the “Expense Caps”) and noted that the Fund’s net expenses were generally below these levels. The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were higher than those of its peer group median and average. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the Fund’s superior comparative performance.

The Trustees also took into consideration the services the Advisor provided to its similarly managed institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund. The Trustees found that the fees charged to the Fund were generally below the fees charged by the Advisor to its similarly managed separately managed account clients.

Akre Focus Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor as the assets of the Fund had grown materially in recent years. The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Caps. The Board also considered that as Fund assets have continued to grow, the annual expense ratios with respect to both classes of the Fund have declined to levels below the respective Expense Caps permitting shareholders to share in the economies of scale realized through the growth of the Fund. The Board also considered that economies of scale have also been shared with shareholders through increased investments by the Advisor in technology and resources used in the investment process, as well as increased investment in compliance and trading. The Board concluded that it would continue to revisit this issue in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from its relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from their relationship with the Fund, particularly benefits received in exchange for “soft dollars” and the Rule 12b-1 fees paid to the Advisor. The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services they provide to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Akre Focus Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 862-9556.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (877) 862-9556.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.akrefund.com.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements, and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at (877) 862-9556 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Akre Focus Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us verbally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic, and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
AKRE CAPITAL MANAGEMENT, LLC
2 West Marshall Street
Post Office Box 998
Middleburg, VA 20118-0998

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant, and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL HASTINGS LLP
75 E. 55th Street, Floor 15
New York, NY 10022

Akre Focus Fund
	Ticker	CUSIP
Retail Class Shares	AKREX	742935117
Institutional Class Shares	AKRIX	742935125

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     March 25, 2015

By (Signature and Title)      /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     March 25, 2015

* Print the name and title of each signing officer under his or her signature.